Deconsolidation (Details)						6 Months Ended
	May 19, 2025 CNY (¥)	Oct. 21, 2024 CNY (¥)	Oct. 21, 2024 USD ($)	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Deconsolidation [Line Items]
Transfer amount				¥ 10	$ 1.4
Gain from disposal of equity interest				¥ 1,416,187	$ 197,010
Loss from disposal		¥ 56,134,710	$ 7,809,069
Percentage of issued share capital	100.00%
Cash received from disposal of subsidiary	¥ 2,977,491					¥ (2,977,491)	$ (415,932)
Pre-disposal dividend received	30,375,793					30,375,793			$ 4,243,259
Gain from disposal of subsidiary						¥ 12,296,928	$ 1,717,784	¥ 1,416,187
Other Operating Income (Expense) [Member]
Deconsolidation [Line Items]
Gain from disposal of subsidiary	¥ 12,296,928
Hainan Weidong Technology Co., Ltd [Member]
Deconsolidation [Line Items]
Equity interest				100.00%	100.00%